SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
During 2020, the board of directors approved the Group’s share-based employee compensation plan, the 2020 Omnibus Incentive Plan (“the 2020 Incentive Plan”). Under the 2020 Incentive Plan, the Group granted new restricted shares to designated employees, with the following salient features:

	2022 Grant 1	2022 Grant 2	2023 Grant 1	2023 Grant 2	2024 Grant 1	2024 Grant 2	2025 Grants
Grant date	February 9, 2022	March 24, 2022	February 8, 2023	March 23, 2023	February 8, 2024	March 20, 2024	February 11, 2025
First vesting date (tranche 1)	January 2, 2023	January 2, 2023	January 2, 2024	January 2, 2024	January 2, 2025	January 2, 2025	January 2, 2026
Second vesting date (tranche 2)	January 2, 2024	January 2, 2024	January 2, 2025	January 2, 2025	January 2, 2026	January 2, 2026	January 2, 2027
Third vesting date (tranche 3)	January 2, 2025	January 2, 2025	January 2, 2026	January 2, 2026	January 2, 2027	January 2, 2027	January 2, 2028
Total number of restricted shares awards	279,000	149,377	379,000	129,808	451,100	89,728	330,672
Number of restricted shares awards vesting each period	93,000	49,792	126,333	43,269	150,367	29,909	110,224
Grant date fair value per share ($)	$7.76	$7.23	$8.30	$8.32	$12.95	$13.24	$25.59
The grant date fair value of restricted shares was determined based on the closing quoted prices of the Company’s share on Nasdaq on the grant dates.
The restricted share awards vest on the condition that the participants are in continued employment with the Company or any of its subsidiaries on the applicable vesting date. There are no other vesting conditions.
For the year ended December 31, 2025, share-based compensation expense of $6.3 million (2024: $4.6 million) was recorded in the consolidated statement of income, within the general and administrative expenses and with a corresponding impact on common shares and additional paid-in capital as shown in the consolidated statement of changes in equity.
A summary of restricted shares activity under the share-based compensation plan for the year ended December 31, 2025 is as follows:

(Expressed in thousands of U.S. Dollars, except share and per share information)	Number of shares	Weighted average Grant date fair value per share	Aggregate value

RSAs granted and unvested at beginning of year	991,215	$10.73	$10,639
Granted	330,672	25.59	8,462
Vested	(475,013)	9.90	(4,704)
Forfeited	(19,063)	12.89	(246)
RSAs granted and unvested at end of year	827,811	$17.09	$14,151
The weighted average grant-date fair value per share of the Company’s restricted stock awards granted during the year ended December 31, 2025 and 2024 was $25.59 and $13.00, respectively. The fair value of restricted share awards that vested during the year ended December 31, 2025 and 2024 was $4.7 million and $3.2 million, respectively. As of December 31, 2025, there was $8.1 million of total unrecognized compensation expense related to restricted shares compensation plan granted by the Company. The weighted-average period over which this expense is expected to be recognized is 3 years.
Employee Stock Purchase Plan
During August 2024, the board of directors approved the Group’s Global and U.K. Employee Stock Purchase Plans (collectively “ESPPs”). The ESPPs are non-qualified plans that provide eligible employees of the Company and its designated affiliates with an opportunity to purchase ordinary shares at a discount through payroll deductions. Under the terms of the ESPPs, for every share purchased by eligible employees, the Company will award the employee with a matching share (subject to vesting periods) on the date of purchase of the shares. This, in effect, allows eligible employees to purchase ordinary shares in the Company at a 50% discount. Under the ESPPs, eligible employees may elect to contribute a maximum of $2.5 thousand or £1.8 thousand of their eligible compensation per fiscal year evenly over each quarterly offering period. The ESPPs provide for a limit of 400 thousand shares of common stock that can be awarded under the ESPPs subject to certain guidelines set forth in the ESPPs.
As at December 31, 2025, 343 thousand shares of common stock remain available for allotment under the ESPP (December 31, 2024: 400 thousand shares). During 2025, there were 57 thousand shares issued (2024: nil). The expense associated with the ESPP and the unvested value of the shares was not material for both 2025 and 2024